Financial risk - Funding composition (Details) - AUD ($) $ in Billions	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Sep. 30, 2019	Sep. 30, 2018
Group's total funding
Customer deposits		62.50%	63.10%
Securitisation		1.00%	0.90%
Equity		7.80%	7.90%
Group's total funding		100.00%	100.00%
Movements in the Group's funding composition
Decrease in funding through customer deposits		0.57%
Increase in customer deposits		$ 6.8
Issue of RMBS	$ 2.8
Short term funding portfolio (in AUD)		$ 101.2
Weighted average maturity period for short term funding portfolio		135 days
Unencumbered repo-eligible liquid assets and cash (in AUD)		$ 169.9
Long term wholesale funding raised (in AUD)		$ 33.5
Over 1 Year
Group's total funding
Wholesale term funding with residual maturity		16.60%	15.70%
Movements in the Group's funding composition
Increase (decrease) in funding through wholesale term funding		0.98%
Increase (decrease) in wholesale funding		$ 11.0
Within 1 Year
Group's total funding
Wholesale term funding with residual maturity		12.10%	12.40%
Movements in the Group's funding composition
Increase (decrease) in funding through wholesale term funding		0.38%
Additional Tier 1 (AT1) loan capital
Movements in the Group's funding composition
Basel III compliant Additional Tier 1 capital in long term wholesale funding (in AUD)		$ 1.4
Tier 2 loan capital
Movements in the Group's funding composition
Increase (decrease) in wholesale funding		$ 4.2